INCOME TAXES (Tax Holidays) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Increase in income tax expense	$ 2,207,096	$ 2,290,131	$ 4,235,642
Impact on net income (loss) per ordinary share-basic	$ 0	$ 0.00	$ 0.00
Impact on net income (loss) per ordinary share-diluted	$ 0	$ 0.00	$ 0.00